[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE      (AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND,
LOGO(R)       INCOME STOCK FUND, INCOME FUND, SHORT-TERM BOND FUND,
                  MONEY MARKET FUND, SCIENCE & TECHNOLOGY FUND,
              FIRST START GROWTH FUND, INTERMEDIATE-TERM BOND FUND,
                         HIGH-YIELD OPPORTUNITIES FUND,
           SMALL CAP STOCK FUND, CAPITAL GROWTH FUND, AND VALUE FUND)

                         SUPPLEMENT DATED MARCH 15, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2006
                             AS AMENDED AND RESTATED
                                  MARCH 1, 2007

INSERT THE FOLLOWING INFORMATION AS A NEW PARAGRAPH AFTER THE FIFTH PARAGRAPH ON PAGE 21.

INVESTMENTS IN THE TOBACCO, ALCOHOLIC BEVERAGE, AND GAMING INDUSTRIES

The First Start Growth Fund's assets will not be directly invested in companies whose primary line of business is the production of tobacco products or alcoholic beverages, or in companies primarily focused on gaming activities.


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